UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22185

IndexIQ Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave.	Rye Brook, NY 10573

(Address of principal executive offices)	(Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave.
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-914-697-4946

Date of fiscal year end: April 30, 2009

Date of reporting period: July 31, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IQ ALPHA Hedge Strategy Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Investments	Shares	Value

Investments — 83.3%

Commodity Funds — 0.1%
iPath Dow Jones-AIG Commodity Index Total Return ETN*	3	$189

Currency Funds — 8.1%
CurrencyShares Euro Trust	31	4,853
PowerShares DB G10 Currency Harvest Fund*	162	4,374

Total Currency Funds		9,227

Debt Funds — 51.3%
iShares iBoxx $ High Yield Corporate Bond Fund	47	4,413
iShares Lehman Credit Bond Fund	96	9,390
PowerShares Emerging Market Sovereign Debt Portfolio	264	6,439
Vanguard Total Bond Market ETF	501	38,031

Total Debt Funds		58,273

Equity Funds — 23.8%
Vanguard Emerging Markets ETF	606	27,021

Total Investments — 83.3%
(Cost $95,866)		$94,710

Other Assets in Excess of Liabilities — 16.7% (a)		18,942

Net Assets — 100.0%		$113,652

* Non-income producing.
(a) Other assets in excess of liabilities include unrealized appreciation on swaps.
ETN - Exchange Traded Notes
ETF - Exchange Traded Fund

See Notes to Schedule of Investments.

Notes to Schedule of Investments (Unaudited)

Security Valuation

The net asset value (‘‘NAV’’) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if IndexIQ Advisors LLC (“IIQA” or “Advisor”) determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (“Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected affect the value of the security. The circumstances in which the fund may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings.

Federal Income Tax Matters

At July 31, 2008, the cost of investments and net unrealized appreciation/(depreciation) for income tax purposes is as follows:

Tax Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation

$95,866	$0	($1,156)	($1,156)

Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”

In September 2006, the Financial Accounting Standards Board issued SFAS No. 157 “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to currently generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

SFAS No. 157 establishes a three level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the fund’s own assumptions in determining the fair value of the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s assets as of July 31, 2008:

Notes to Schedule of Investments (Unaudited)

	Investments in Securities	Other Financial Investments*

Valuation inputs
Level 1 - Quoted Prices	$94,710	-
Level 2 - Other Significant Observable Inputs	-	$213

Level 3 - Significant Unobservable Inputs	-	-

Total	$94,710	$213

* Other financial instruments include swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Summary of Total Return Swap Agreements

Morgan Stanley acts as the counterparty to all total return swap agreements listed below. When the notional amount is negative, the fund pays the total return of the benchmark and receives the annual financing rate and, conversely, when the notional amount is positive, the fund receives the total return of the benchmark and pays the annual financing rate.

	Annual Financing Rate			Unrealized Appreciation/ (Depreciation)
		Expiration Date	Notional Amount
Total Return Benchmark

CurrencyShares Euro Trust	2.43%	7/6/2010	2,344	$5
iPath Dow Jones-AIG Commodity Index Total Return ETN	2.43%	7/6/2010	71	(9)
iShares iBoxx $ High Yield Corporate Bond Fund	2.43%	7/6/2010	2,325	23
iShares Lehman Credit Bond Fund	2.43%	7/6/2010	4,766	26
iShares Lehman Short Treasury Bond Fund	2.43%	7/6/2010	9,362	5
iShares Lehman US Treasury Inflated	1.33%	7/6/2010	(432)	6
iShares MSCI EAFE Index Fund	1.03%	7/6/2010	(20,666)	483
iShares Russell 2000 Index Fund	0.33%	7/6/2010	(3,389)	(86)
PowerShares DB G10 Currency Harvest Fund	2.43%	7/6/2010	2,233	8
PowerShares Emerging Market Sovereign Debt Portfolio	2.43%	7/6/2010	3,308	10
Vanguard Emerging Market ETF	2.43%	7/6/2010	13,995	(127)
Vanguard REIT ETF	0.03%	7/6/2010	(4,999)	(182)
Vanguard Total Bond Market ETF	2.43%	7/6/2010	19,457	51

Net Unrealized Appreciation				$213

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

     A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a -2(a)) is attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	September 29, 2008

By:	/s/ William V. Simon

William V. Simon
Principal Financial Officer

Date:	September 29, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	September 29, 2008

By:	/s/ William V. Simon

William V. Simon
Principal Financial Officer

Date:	September 29, 2008